Accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting policies1 [Abstract]
Basis of preparation
Basis of preparation

The consolidated Group financial statements as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018 have been prepared in accordance with International Financial Reporting Standards (collectively, “IFRS”) as issued by the International Accounting Standards Board.

The consolidated Group financial statements have been prepared under the historical cost basis, as modified by the recognition of certain financial instruments measured at fair value and are presented in sterling which is the Group’s presentation currency. All values are rounded to the nearest thousands, except where otherwise indicated.

Date of authorization
Date of authorization

These consolidated financial statements were prepared at the request of the Board and were approved by the Board on March 17, 2021 and signed on its behalf by Dr Bahija Jallal, Chief Executive Officer of the Group.

Adoption of New Accounting Standards
Adoption of New Accounting Standards

There have been no recent new accounting standards that have had an impact on these consolidated financial statements. New accounting standards, both in effect and not yet effective, not listed below were assessed and determined to be either not applicable or did not have a material impact on the consolidated financial statements or processes.

The Group adopted the amendments to IAS 1, “Presentation of Financial Statements,” and IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors” which clarified the definition of ‘materiality’ and how it should be applied. The amendments also improve the explanations of the definition and ensure consistency across all IFRS’s. There was no impact on the consolidated financial statements from the adoption of these new standards.

Going concern
Going concern

The financial position of the Group, its cash flows and liquidity position and borrowing facilities are described in the primary statements and notes to these sets of financial statements.

The Group reported cash and cash equivalents of £129,716,000 and net current assets of £97,933,000 as at December 31, 2020, with an operating loss for the year the ended December 31, 2020 of £86,193,000. The Group did not generate positive operational cash flow which was largely due to the continuing focus on the research, development, and clinical activities to advance the programs within the Group’s pipeline. Subsequent to year end, Immunocore Holdings plc completed its initial public offering on Nasdaq and received net proceeds of $286,887,000. Additional funding may be needed before the existing programs are expected to reach commercialization, leading to operational cash inflows. The financial statements have been prepared on a going concern basis which the directors consider to be appropriate for the following reasons.

In assessing the going concern assumptions, the Board has undertaken a rigorous assessment of the forecasts, prepared through the end of 2022, and identified downside risks and mitigating actions. The downside risks include a number of severe but plausible scenarios incorporating underperformance against the business plan, and delays in cash inflows.  As part of considering the downside risks, the Board has considered the impact of the ongoing coronavirus 2019 (‘‘COVID-19’’) pandemic. Whilst it is difficult to estimate the impact of COVID-19 pandemic due to the rapidly changing nature of the pandemic, the cash flow forecasts include the Group’s current assumptions, taking into account severe but plausible downsides. The assumptions include no additional receipts from forecasted milestones for the next 12 months, a reduction in related operational costs and lower discretionary capital expenditures. Those forecasts indicate that the Group will require additional funding to meet its continued research and development activities and its liabilities as they fall due.

Immunocore Holdings plc has indicated its intention to continue to make available such funds as are needed by the Group for the period covered by the forecasts, including additional amounts if required. As with any company placing reliance on other group entities for financial support, the Directors acknowledge that there can be no certainty that this support will continue although, at the date of approval of these financial statements, they have no reason to believe that it will not do so.

Consequently, the Directors are confident that the Group will have sufficient funds to continue to meet its liabilities as they fall due to at least the end of 2022 and therefore, have prepared the financial statements on a going concern basis.

Critical Accounting Estimates and judgments
Critical Accounting Estimates and judgments

The preparation of the financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions. These judgments, estimates and assumptions affect the reported assets and liabilities as well as income and expenses in the financial period.

The estimates and associated assumptions are based on information available when the consolidated financial statements are prepared, historical experience and various other factors which are believed to be reasonable under the circumstances, the results of which form the basis of making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the Group’s control. Hence, estimates may vary from the actual values.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or the period of revision and future periods if this revision affects both current and future periods.

Percentage of Completion for performance obligations satisfied over time

Revenue arising on performance obligations satisfied over time are recognized by estimating the percentage of completion which takes into consideration the estimated timelines required to satisfy these obligations and the time since program nomination. The timeline for a project is determined using historical data from previous arrangements and through discussions with project teams.

Deferred revenue, relating to performance obligations satisfied over time, is £51,986,000 as at December 31, 2020. If the assessed life of the project was underestimated by six months, equating to approximately 10% of the weighted average life of projects under collaboration, the deferred revenue would have been £5,027,000 higher.

Other Estimates and judgments

Management have made other judgements, estimates and assumptions in the preparation of financial statements that do not have a significant risk of a material adjustment associated with them. These are noted below:

Revenue recognition

Judgements are primarily made to

•	determine whether promises contained within the collaboration agreements are distinct from the other promises in the contract;

•	whether milestones or other variable consideration should be included in the transaction price;

•	whether performance obligations are satisfied at a point in time or over time, and

•	for performance obligations satisfied over time the appropriate method of measuring progress for the purposes of revenue recognition.

Estimates and assumptions are also made regarding:

•
variable consideration included in the transaction price by estimating the most likely amount that will be received.  Changes in this estimate would not impact revenue recognized in the period as this a constraint is applied to estimated variable consideration to reduce such consideration to the amount which is not probable of being reversed.

Lease liability discount rate

Since the rate implicit in the lease is not readily determinable the Group uses incremental borrowing rates based on indicative borrowing rates that would be available based on the value, currency and borrowing term provided by financial institutions, adjusted for company and market specific factors.  This incremental borrowing rate is the rate of interest that would have to be paid to borrow on a collateralized basis on an amount equal to the lease payments over a similar term in a similar economic environment, based on the information available at commencement date in determining the discount rate used to calculate the present value of lease payments.  Although the Group does not expect its estimates of the incremental borrowing rates to generate material differences within a reasonable range of sensitivities, judgement is involved in selecting an appropriate rate, and the rate selected for each lease will have an impact on the value of the lease liability and corresponding right-of-use asset in the statement of financial position.

Valuation of ordinary shares

As there has been no public market for the Group’s ordinary shares to date, the estimated fair value of the ordinary shares has been determined by the board of directors as of the date of each grant, with input from management, considering the most recently available third-party valuations of the Group’s ordinary shares, and the assessment of additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent valuation through the date of the grant. The ordinary share valuations were prepared using a probability weighting expected return and a current value method. The probability weighted expected return method estimates the fair value of the common stock based on an analysis of future values for the enterprise assuming various future outcomes.  Share value is based on the probability-weighted present value of the expected future investment returns, considering each of the possible outcomes available to the enterprise, as well as the rights of each share class.  Common future outcomes considered in the analysis include an IPO, merger or sale, continued operation as a private company, and liquidation. Although the Group does not expect its estimated fair value of the ordinary shares to generate material differences within a reasonable range of sensitivities, judgement is involved in selecting the inputs into the valuations and a movement in the determined fair value will have an impact on the share-based payment charge recognized in the statement of loss. Estimates by the Group’s management board will not be necessary to determine the fair value of ordinary shares awarded subsequent to the initial public offering that closed on February 9, 2021.

Basis of consolidation
Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018. A subsidiary is an entity controlled, directly or indirectly, by Immunocore Limited. Control is regarded as the exposure or rights to the variable returns of the entity when combined with the power to affect those returns. The financial results of subsidiaries are consolidated from the date control is obtained until the date that control ceases.

Segment reporting
Segment reporting

The Group operates in one operating segment. The Group’s chief operating decision maker (the, “CODM”), its Chief Executive Officer, manages the Group’s operations on an integrated basis for the purposes of allocating resources. The Group is registered in three geographic regions: the United Kingdom, the Republic of Ireland and the United States. Substantially all of the Group’s assets are held in the United Kingdom.

Foreign currencies
Foreign currencies

Transactions in foreign currencies are translated to the Group companies’ functional currency at the foreign exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the statement of financial position date are retranslated to the functional currency at the foreign exchange rate ruling at that date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are retranslated to the functional currency at foreign exchange rates ruling at the dates the fair value was determined. Foreign exchange differences arising on translation are recognized in the profit and loss account.

On consolidation, the assets and liabilities of foreign operations, are translated to the Group’s presentational currency, sterling, at foreign exchange rates ruling at the reporting date. The revenues and expenses of foreign operations are translated at an average rate for the year where this rate approximates to the foreign exchange rates ruling at the dates of the transactions. Foreign exchange differences arising on retranslation are recognized in other comprehensive income.

Revenue recognition
Revenue recognition

Revenue arises from the supply of services under the Group’s collaboration agreements, which are reviewed and assessed in line with the five-step framework established by IFRS 15 “Revenue from Contracts with Customers”. In doing so, the Group will consider the promises contained within the collaboration agreements and uses judgment to determine whether those promises are distinct from the other promises in the contract. In addition, the Group uses judgment to determine whether milestones or other variable consideration should be included in the transaction price, whether performance obligations are satisfied at a point in time or over time, and for performance obligations satisfied over time the appropriate method of measuring progress for the purposes of revenue recognition.

Within these collaboration agreements, the Group grants licensing rights and access to the Group’s technology to develop specified targets and commercialize future product candidates for specified targets defined in the respective collaboration agreements, in addition to research and development services, participation on a joint steering committee and the option to obtain exclusive rights to the associated intellectual property license either through the collaborator exercising an option to do so, or at the Group’s election. In each of the collaboration agreements, these promises represent one combined performance obligation, because the promises are mutually dependent and the collaborator is unable to derive significant benefits from its access to these targets for their intended purpose without receipt of the remaining promises, which are highly specialized and cannot be performed by other organizations. This single combined performance obligation is satisfied over time and deemed fully satisfied when the collaborator is contractually entitled to benefit from the exclusive rights to the associated intellectual property license either through the collaborator exercising an option to do so or at the Group’s election. This occurs at different stages of the research and development process within each of the collaboration agreements and is set out in Note 2. Once the collaborator has obtained exclusive rights to the associated intellectual property, the Group has no further contractual obligations relating to the performance obligation and accordingly the performance obligation is deemed satisfied and complete at this point. The Group accounts for each collaboration agreement and the related targets as having one combined performance obligation.

Where the Group receives development milestones at key inflection points specified within the collaboration agreements, these are considered variable consideration and are assessed at contract inception and each subsequent reporting period and not recognized in the transaction price until it is highly probable that the recognition of such revenue will not be reversed.  The Group determines the variable consideration to be included in the transaction price by estimating the most likely amount that will be received and then applying a constraint to reduce the consideration to the amount which is not probable of being reversed. The determination of whether a milestone is probable includes consideration of the following factors:

•
whether achievement of a development milestone is highly susceptible to factors outside the entity’s influence, such as milestones involving the judgment or actions of third parties, including regulatory bodies or the customer;

•	whether the uncertainty about the achievement of the milestone is not expected to be resolved for a long period of time;

•	whether the Company can reasonably predict that a milestone will be achieved based on previous experience; and.

•	the complexity and inherent uncertainty underlying the achievement of the milestone.

Any development milestone revenue adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment.

Under these collaboration agreements, depending on the terms, the Group may also receive commercialization milestones upon the first commercial sale of a product, the amount of which is based on the territory the sale occurs in, and royalties based on worldwide net sales. These amounts have not been included within the transaction price as of December 31, 2020, 2019 and 2018 because they are sales-based royalties which will be recognized when the subsequent sale occurs.

Revenue is recognized as the programs progress through the various stages of research and development using an estimate of percentage completion which takes into consideration the estimated timelines required to satisfy the performance obligation and the time taken since program nomination.  The determination of the percentage of completion requires the estimation of when the performance obligation will be completed, and this is reviewed and re-assessed quarterly, typically by the joint steering committee for the contract, based on the latest project plan and discussions with project teams and will consider progress achieved to date, historical experience on similar programs and other internal factors as may be available. If a change in facts or circumstances occurs, the estimate of percentage completion is adjusted, and revenue recognized based on the revised estimate.

The difference between the cumulative revenue recognized based on the previous estimate and the revenue recognized based on the revised estimate is recognized as an adjustment to revenue in the period in which the change in estimate occurs.

The Group recognizes deferred revenue when the amount of unconditional consideration is in excess of the value of satisfied, or part satisfied, performance obligations. Once a right to receive consideration is unconditional, that amount is presented as a receivable.

Changes in deferred revenue typically arise due to:

•	adjustments arising from a change in the estimate of when the performance obligation will have been completed.
•	adjustment to revenue that affects deferred revenue;
•	a change in the estimate of the transaction price due to changes in the assessment of whether variable consideration is constrained because it is not considered probable of being received; and
•	the recognition of revenue.

Under certain collaboration agreements, research and development costs incurred either in excess of a defined amount, or in accordance with a cost sharing agreement, are reimbursed. These amounts are considered variable consideration and are assessed at contract inception and each subsequent reporting period and not recognized in the transaction price until it is highly probable that the recognition of such revenue will not be reversed. The Group determines the variable consideration to be included in the transaction price by estimating the expected value that will be received and then applying a constraint to reduce the consideration to the amount which is not probable of being reversed. The determination of whether reimbursed costs are highly probable to not be reversed includes the following:

•	past history and experience with similar contracts.
•	unexpected fluctuations in planned spend.
•	changes to project timelines.

Research and development costs
Research and development costs

Research and development expenditure is expensed as incurred.  In preparing the financial statements, the Group may be required to estimate accrued research and development expenditure incurred, the most significant of which is that relating to ongoing clinical trials.  These estimates are based on reviews of open contracts, reports provided by the contract research organizations (CROs) and internal reviews to estimate the level of service performed and the associated cost incurred for those services when the Group has not yet been invoiced or otherwise notified of the actual cost. The majority of CROs invoice the Group monthly in arrears for services performed or when contractual milestones are met. The Group makes estimates of accrued expenses as of each statement of financial position date in our financial statements based on facts and circumstances known at that time.  The Group periodically confirms the accuracy of estimates with the CROs and adjust if necessary.

The financial terms agreed with the CROs are subject to negotiation, vary from contract to contract and may result in uneven payment flows. There may be instances in which payments made to the CROs will exceed the level of services provided and result in either a prepayment of the research and development expenses or, where the payments are repaid back to the Group at the end of the clinical trial, a non-current financial asset. In accruing clinical trial expenses, the Group estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate made, the accrual or prepayment expense is adjusted accordingly.

Share-based payments
Share-based payments

The Group operates equity-settled, share-based compensation plans whereby certain employees of the Group are granted equity awards in the Company. The grant date fair value of these employee share plan awards are calculated using both the Black Scholes valuation model and the Back Solve valuation model. The resulting cost is recognized in the profit and loss account over the vesting period of the awards, in line with the vesting schedule of the awards, being the period in which the services are received. The value of the charge is adjusted to reflect actual levels of awards vesting, except where the failure to vest is as a result of not meeting a market condition.

The valuations models used require the input of subjective assumptions, including assumptions about the expected life of share-based awards, share price volatility and as a privately held company the estimated fair value of the Company’s ordinary shares.  These assumptions used represent the Group’s best estimates at the time of grant, but the estimates involve inherent uncertainties and the application of its judgment.

Valuation of ordinary shares
Valuation of ordinary shares

As there has been no public market for the Group’s ordinary shares to date, the estimated fair value of the ordinary shares has been determined by the board of directors as of the date of each grant, with input from management, considering the most recently available third-party valuations of the Group’s ordinary shares, and the assessment of additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent valuation through the date of the grant. The ordinary share valuations were prepared using a probability weighting expected return and a current value method. The probability weighted expected return method estimates the fair value of the common stock based on an analysis of future values for the enterprise assuming various future outcomes.  Share value is based on the probability-weighted present value of the expected future investment returns, considering each of the possible outcomes available to the enterprise, as well as the rights of each share class.  Common future outcomes considered in the analysis include an IPO, merger or sale, continued operation as a private company, and liquidation.  The current-value method is based on the assumption that each class of preferred shareholders will exercise its rights and achieve its return based on the enterprise value as of the valuation date and not at some future date.  Accordingly, preferred shareholders will participate in enterprise value allocation either as preferred shareholders or, if conversion would provide them with better economic results, as common shareholders.  Common shares are assigned a value equal to their pro rata share of the residual amount (if any) that remains after consideration of the liquidation preference of debt and preferred stock.  Likewise, any outstanding options will share in the enterprise value only if the implied value of the fully-diluted common share resulting from the analysis indicates that the options are in-the-money.

In addition to considering the results of these third-party valuations, the Board and the remuneration committee considered various objective and subjective factors to determine the fair value of our ordinary shares as of each grant date, including

•	the data generated from the Group’s research and development programs;

•	the future operating performance, prospects and business strategy;

•	the material risks related to the Group’s business and industry

•	the lack of an active public market for the Group’s ordinary and convertible preferred shares;

•	the market performance of publicly traded companies in the life science and biotechnology sectors;

•	the prices at which the Group issued ordinary and preferred shares and the superior rights and preferences of the preferred shares relative to the ordinary shares at the time of each grant; and

•	the likelihood of achieving a liquidity events for the holders of our ordinary shares, series A and B shares and Growth Shares, such as an IPO, given prevailing market conditions.

If different judgements and estimates had been made, the share-based payment expense, loss for the year and total comprehensive loss, on both an absolute and per-share basis, could have been significantly different.

Estimates by the Group’s management board will not be necessary to determine the fair value of ordinary shares awarded subsequent to the initial public offering that closed on February 9, 2021.

The various assumptions used in determining the grant date fair value of the awards and the resulting cost recognized in the profit and loss account are set out in the Note 25.

Taxation
Taxation

Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. Given the wide range and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to tax income and expense already recorded.  The U.K. Research and Development Tax Credit calculation incorporates an estimate of employee time spent on qualifying research and development activities which are reviewed and updated annually.

Tax on the loss for the year comprises current and deferred tax. Tax is recognized in the profit and loss account except to the extent that it relates to items recognized directly in equity, in which case it is recognized directly in equity.

Current tax is provided at the amounts expected to be paid applying tax rates that have been enacted or substantively enacted by the statement of financial position date. Current tax includes tax credits, which are accrued for the period based on calculations that conform to the U.K. Research and Development Tax Credit scheme applicable to small and medium sized companies. Research and development costs which are not eligible for reimbursement under this scheme, such as expenditure incurred on research projects for which we receive income, are considered for reimbursement under the U.K. R&D expenditure credit (“RDEC”) scheme.

Deferred tax is provided in full, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. Deferred tax is provided on temporary differences arising on investment in subsidiaries, associates and joint ventures, except where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax is provided using rates of tax that have been enacted or substantively enacted by the statement of financial position date.

Leases
Leases – after the adoption of IFRS 16 “Leases”

The Group adopted IFRS 16 using the modified transition approach with the date of initial application of January 1, 2019. The Group’s right of use assets and lease liabilities associated with leases for leasehold properties are recognized at lease commencement date based on the present value of minimum lease payments over the lease term.

The Group assesses whether a contract is or contains a lease at inception of the contract. The Group recognizes a right of use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

The right-of-use assets comprise leasehold property and reflect the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs less lease incentives that may have been received. They are subsequently measured at cost less accumulated depreciation, impairment losses and remeasurements of the underlying lease liability. Depreciation is charged to the profit and loss account on a straight-line basis over the expected life of each lease agreement. The Group assesses at each reporting date whether the right-of-use asset is impaired.

The lease liability is initially measured at the present value of the lease payments that are not paid at commencement date. Where the terms of the lease agreement include increases to the rent charge, the minimum guaranteed increase is included in the lease liability. They are subsequently measured by increasing the carrying amount to reflect interest of the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The lease liability will also be remeasured to reflect changes in the underlying lease agreement such as the expected lease length.

Since the rate implicit in the lease is not readily determinable the Group uses incremental borrowing rates based on indicative borrowing rates that would be available based on the value, currency and borrowing term provided by financial institutions, adjusted for company and market specific factors.  This incremental borrowing rate is the rate of interest that would have to be paid to borrow on a collateralized basis on an amount equal to the lease payments over a similar term in a similar economic environment, based on the information available at commencement date in determining the discount rate used to calculate the present value of lease payments.

The Group on occasion enters into sub-lease arrangements which are assessed at inception. For operating leases, the associated income is recognized in the profit and loss account on a straight-line basis over the term of the lease.

Leases – before the adoption of IFRS 16 “Leases”

Under IAS 17 ‘Leases’ (IAS 17), the Group classified leases as finance leases if they transferred substantially all the risks and rewards incidental to ownership, otherwise they were classified as operating leases.

Operating lease payments, under IAS 17, were recognized as an operating expense in the profit and loss account on a Straight-line basis over the lease term. Lease incentives received were recognized in the profit and loss account over the term of the lease as part of the lease expense. Where the terms of the lease agreement include increases to the rent charge, the minimum guaranteed increase was recognized in the profit and loss account over the term of the lease. Where such increases are variable in nature these were recognized in the profit and loss account as incurred. Where the Group enters into sub-lease arrangements, the risks and rewards incidental to ownership of the asset are not substantially transferred and such operating lease income was recognized in the profit and loss account over the term of the lease.

At December 31, 2020 and 2019, there were no assets held under finance leases.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents comprise cash balances and call deposits with original maturities of three months or less.
Loans and borrowings
Loans and borrowings

All loans and borrowings are classified as financial liabilities and are initially recorded at fair value less the value attributable to any separately accounted for embedded derivative. After initial recognition, any such loans and borrowings are measured at amortized cost using the effective interest method, with the amortization recognized in finance costs.

The Group has a convertible loan, evidenced by loan notes, which is classified as a current liability, as at  December 31, 2019, and accounted for under the amortized cost method and the embedded derivative, the conversion features, is accounted for separately. The convertible loan was initially recognized at fair value less the value attributable to the separated embedded derivative. The fair value of the embedded derivative is updated at each reporting period, with any changes in fair value recognized in finance income or finance costs as appropriate.

The fair value of the convertible loan is calculated based on the present value of the future principal and interest cash flows, discounted at the market rate at the statement of financial position date. The loan notes are subsequently measured at amortized cost, with the unwinding of the discount recorded in finance costs over the life of the loan. The initial difference between proceeds received, net of transaction costs, and fair value was recognized in finance income.

The Group has a long-term loan, drawn down under the Oxford Finance agreement entered into on November 6, 2020, which is classified as a non-current liability, as at December 31, 2020, and accounted for under the amortized cost method.  The loan is subsequently measured at amortized cost, with the unwinding of the discount recorded in finance costs over the life of the loan.

Derivatives
Derivatives

Derivatives are initially measured at fair value and are subsequently remeasured to fair value at each reporting date. Changes in fair value are recognized in finance income or finance costs as appropriate.

Equity conversion features within host instruments that meet the definition of a derivative and have economic and risk characteristics that are not closely related to the host are considered embedded derivatives and are separated from the host instrument and accounted for separately.

The Group had a recognized embedded derivative asset related to the conversion features within the $40 million convertible loan it received from the Bill and Melinda Gates Foundation (the ‘‘Gates Foundation’’). This derivative financial asset was initially recorded at fair value and re-measured to fair value at each reporting period, while the convertible loan is outstanding, with gains and losses arising from changes in the fair value recognized in finance income or finance costs as appropriate. The initial tranche of the Gates Foundation convertible loan in the amount of $25 million was converted into equity as part of the Group’s series B preferred share financing in March 2020 and the embedded derivative asset derecognized.

The fair value of the embedded derivative asset was determined using the Back Solve model, discounted and probability weighted for the conversion features within the underlying convertible loan, which includes unobservable inputs supported by little or no market activity.  The conversion features within the convertible loan were activated under different circumstances and the resulting fair value may have varied based on factors including the date of conversion or the event triggering conversion, such as an IPO or the Gates Foundation electing to convert its loan to the Group into equity, under specified circumstances. The option pricing model incorporated input assumptions reflecting the varied circumstances under which the conversion from debt to equity may occur.  Significant unobservable inputs used in the fair value measurement of the embedded derivative asset were predominantly regarding the probability of each of the conversion features occurring.  The probabilities were determined based on all relevant internal and external information available and were reviewed and reassessed at each reporting date.  The Group de-recognized the embedded derivative asset when the convertible loan converted.

The Group also has a derivative liability that is marked to fair valued at each reporting period.  The derivative liability represents a foreign exchange call option over certain series B shares which was settled in full in March 2020.

The fair value of the derivative liability was determined using an option pricing model using a range of inputs both observable and unobservable in nature. The unobservable input was the expected final close date of the series B private finance round which was determined based on all relevant internal and external information available and was reviewed and reassessed at each reporting date. The resulting fair value of the derivative liability was not sensitive to changes in the expected close date.

Fair value measurements
Fair value measurements

Where financial and non-financial assets and liabilities are measured at fair value, the Group uses appropriate valuation techniques for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the changes have occurred.

The carrying amount of cash and cash equivalents, trade receivables, short and long-term deposits, trade payables, accruals and other current liabilities in the Group’s consolidated statement of financial position approximates their fair value because of the short maturities of these instruments.